ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables - Accumulated impairment [member] - Previously stated [member] £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Beginning Balance	£ 2,488
Exchange and other adjustments	104
Advances written off	(1,543)
Recoveries of advances written off in previous years	482
Unwinding of discount	(23)
Charge (release) to the income statement (note 11)	690
Ending Balance	2,198
The Group [member] | Loans and advances to customers [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Beginning Balance	2,412
Exchange and other adjustments	127
Advances written off	(1,499)
Recoveries of advances written off in previous years	482
Unwinding of discount	(23)
Charge (release) to the income statement (note 11)	696
Ending Balance	2,195
The Group [member] | Debt securities [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Beginning Balance	76
Exchange and other adjustments	(23)
Advances written off	(44)
Charge (release) to the income statement (note 11)	(6)
Ending Balance	3
The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Beginning Balance	1,036
Exchange and other adjustments	122
Advances written off	(645)
Recoveries of advances written off in previous years	170
Unwinding of discount	(37)
Charge (release) to the income statement (note 11)	465
Ending Balance	£ 1,111